THRIVENT MUTUAL FUNDS

625 Fourth Avenue South

Minneapolis, Minnesota 55415

December 29, 2011

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Thrivent Mutual Funds
Form N-CSR Annual Report to Shareholders
1940 Act File No. 811-05075

Dear Securities and Exchange Commission:

On behalf of Thrivent Mutual Funds, I am filing its most recent Annual Report on Form N-CSR. If you have any questions, please feel free to call me at (612) 844-5704.

Thank you,

/s/ John L. Sullivan

John L. Sullivan